Satuit Capital U.S. Emerging Companies Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Satuit Capital U.S. Emerging Companies Fund
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%
Exchange Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses	Satuit Capital U.S. Emerging Companies Fund
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.84%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Satuit Capital U.S. Emerging Companies Fund	187	579	995	2,159

Your expenses would be the same if you did not redeem your shares at the end of each time period.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of emerging companies. The Fund's investment adviser considers a company to be an emerging company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell Micro Cap Index (RMicro). As of the latest reconstitution of the RMicro on January 1, 2015, the capitalization range of companies comprising the Index is approximately $9.6 million to $5.7 billion.

The Fund's investment adviser will select portfolio securities which the investment adviser believes exhibit reasonable valuations and favorable growth prospects. The factors the investment adviser considers when determining whether a security exhibits reasonable valuation and favorable growth prospects, respectively, include a company’s forward price to earnings multiple as compared to its forward earnings per share projection and a company’s revenue, margin, balance-sheet and cash flow characteristics. The Fund's investment adviser uses proprietary quantitative analysis of both value and growth characteristics to rank U.S. emerging companies.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

PRINCIPAL RISKS

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the net asset value (the “NAV”), total return and value of the Fund and your investment.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks: The portfolio securities selected by the Fund's investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund’s investment objective.

Risks of Investment In Emerging Companies: The Fund invests principally in emerging companies, generally a market capitalization of $1.5 billion or less. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established. The increased risk involved with investing in emerging companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

Who should buy this Fund

The Fund is most appropriate for investors who understand the risks of investing in domestic smaller capitalization stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.satuitfunds.com or by calling the Fund, toll free, at 1-866-972-8848.

The bar chart shows the changes in the Fund’s total annual returns for each of the last ten calendar years.

During the years shown in the bar chart, the highest return for a calendar quarter was 34.96% (quarter ended June 2009) and the lowest return for a calendar quarter was -23.47% (quarter ended September 2011).

The performance table shows how the Fund’s average annual returns compare to that of its benchmark, Russell 2000 Index.
Average Annual Total Returns Satuit Capital U.S. Emerging Companies Fund	1 Year	5 Years	10 Years
Satuit Capital U.S. Emerging Companies Fund	(6.82%)	12.34%	8.60%
Satuit Capital U.S. Emerging Companies Fund After Taxes on Distributions	(8.42%)	10.73%	7.51%
Satuit Capital U.S. Emerging Companies Fund After Taxes on Distributions and Sales	(2.55%)	9.68%	6.85%
Russell 2000 Index	4.89%	15.55%	7.77%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

SATUIT CAPITAL U.S. SMALL CAP FUND
INVESTMENT OBJECTIVE
The U.S. Small Cap Fund’s investment objective is to provide investors with long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Small Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SATUIT CAPITAL U.S. SMALL CAP FUND
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%
Exchange Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		SATUIT CAPITAL U.S. SMALL CAP FUND
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		12.58%
Fee Waiver or Reimbursement	[1]	(12.33%)
Net Expenses (as a percentage of Assets)		1.50%
[1]	Pursuant to a written expense limitation agreement, Satuit Funds Management, LLC ("SFM") has agreed to waive or limit its fees and assume other expenses of the U.S. Small Cap Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses), so that the U.S. Small Cap Fund's ratio of total annual operating expenses is limited to 1.50%. The expense limitation agreement is effective at least until October 31, 2015 and may be terminated only by the Board of Trustees by providing 90 days notice. SFM is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the U.S. Small Cap Fund's annual expense limitation to be exceeded.

Example:

This example is intended to help you compare the cost of investing in the U.S. Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SATUIT CAPITAL U.S. SMALL CAP FUND	153	474	818	1,790

PORTFOLIO TURNOVER

The U.S. Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the U.S. Small Cap Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 235% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The U.S. Small Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small cap companies. The Fund's investment adviser considers a company to be a small cap company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell 2000 Index (R2000). As of the latest reconstitution of the R2000 on January 1, 2015, the capitalization range of companies comprising the Index is approximately $14.9 million to $5.7 billion. The Fund's investment adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. small cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investment securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Fund's investment adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List. The Fund's investment adviser selects portfolio securities for investment by the U.S. Small Cap Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Fund's investment adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the U.S. Small Cap Fund.

PRINCIPAL RISKS

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the U.S. Small Cap Fund are listed below and could adversely affect the net asset value (the “NAV”), total return and value of the U.S. Small Cap Fund and your investment.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the U.S. Small Cap Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks: The portfolio securities selected by the Fund's investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the U.S. Small Cap Fund’s investment objective.

Risks of Investment In Small Cap Companies: The U.S. Small Cap Fund invests principally in small cap companies. Accordingly, the U.S. Small Cap Fund may be subject to the additional risks associated with investment in companies with small capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established. The increased risk involved with investing in small cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity. If the U.S. Small Cap Fund is heavily invested in these securities, the NAV of the U.S. Small Cap Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the U.S. Small Cap Fund, or the U.S. Small Cap Fund may not perform as well as other possible investments. The U.S. Small Cap Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the U.S. Small Cap Fund.

Who should buy this Fund

The U.S. Small Cap Fund is most appropriate for investors who understand the risks of investing in domestic smaller capitalization stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.satuitfunds.com or by calling the Fund, toll free, at 1-866-972-8848.

During the years shown in the bar chart, the highest return for a calendar quarter was 5.89% (quarter ended December 2014) and the lowest return for a calendar quarter was -6.81% (quarter ended September 2014).

The performance table shows how the Fund’s average annual returns compare to that of its benchmark, Russell 2000 Index.
Average Annual Total Returns SATUIT CAPITAL U.S. SMALL CAP FUND	1 Year	Since Inception
SATUIT CAPITAL U.S. SMALL CAP FUND	6.12%	24.57%
SATUIT CAPITAL U.S. SMALL CAP FUND After Taxes on Distributions	5.77%	23.62%
SATUIT CAPITAL U.S. SMALL CAP FUND After Taxes on Distributions and Sales	3.75%	18.72%
Russell 2000 Index	4.89%	15.92%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

SATUIT CAPITAL U.S. SMID CAP FUND
INVESTMENT OBJECTIVE
The U.S. SMID Cap Fund’s investment objective is to provide investors with long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. SMID Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SATUIT CAPITAL U.S. SMID CAP FUND
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%
Exchange Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		SATUIT CAPITAL U.S. SMID CAP FUND
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		8.57%
Expenses (as a percentage of Assets)		9.82%
Fee Waiver or Reimbursement	[1]	(8.32%)
Net Expenses (as a percentage of Assets)		1.50%
[1]	Pursuant to a written expense limitation agreement, Satuit Funds Management, LLC ("SFM") has agreed to waive or limit its fees and assume other expenses of the U.S. SMID Cap Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses), so that the U.S. SMID Cap Fund's ratio of total annual operating expenses is limited to 1.50%. The expense limitation agreement is effective at least until October 31, 2014 and may be terminated only by the Board of Trustees by providing 90 days notice. SFM is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the U.S. SMID Cap Fund's annual expense limitation to be exceeded.

Example:

This example is intended to help you compare the cost of investing in the U.S. SMID Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. SMID Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. SMID Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SATUIT CAPITAL U.S. SMID CAP FUND	153	474	818	1,790

PORTFOLIO TURNOVER

The U.S. SMID Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the U.S. SMID Cap Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 233% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The U.S. SMID Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of SMID cap companies. The Fund's investment adviser considers a company to be a SMID cap company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell 2500 Index (R2500). As of the latest reconstitution of the R2500 on January 1, 2015, the capitalization range of companies comprising the Index is approximately $14.9 million to $11.35 billion. The Fund's investment adviser will select portfolio securities which the investment adviser believes exhibit reasonable valuations and favorable growth prospects.

The Fund's investment adviser utilizes proprietary quantitative analysis of both value and growth characteristics to rank U.S. SMID cap companies. Valuation and growth characteristics are equally weighted for purposes of ranking potential investment securities. Valuation analysis is used to determine the inherent value of the company and requires the analysis of financial information such as a company's price to book, price to sales, return on equity, and return on assets ratios. Growth analysis is used to determine a company's potential for long-term dividends and earnings growth as determined by market-oriented factors such as market share, the launch of new products or services, the strength of its management and market demand. From these analyses, the Fund's investment adviser ranks the companies that exhibit stable and growing valuation ratios and the most favorable dividends and earnings prospects and lists them on what it refers to as the Focus List. The Fund's investment adviser selects portfolio securities for investment by the U.S. SMID Cap Fund by subjecting the common stocks on the Focus List to a qualitative analysis of each company's valuation and growth characteristics in order to determine whether these characteristics are sustainable over the long term. Such analysis includes a more detailed review of each company's competitive position in its particular market sector, its business prospects and financial statements. The Fund's investment adviser also regularly conducts interviews with company management and Wall Street analysts who provide research about a company's common stock in the stock market.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the U.S. SMID Cap Fund.

PRINCIPAL RISKS

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the U.S. SMID Cap Fund are listed below and could adversely affect the net asset value (the “NAV”), total return and value of the U.S. SMID Cap Fund and your investment.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the U.S. SMID Cap Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks: The portfolio securities selected by the Fund's investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the U.S. SMID Cap Fund’s investment objective.

Risks of Investment In SMID Cap Companies: The U.S. SMID Cap Fund invests principally in SMID cap companies. Accordingly, the U.S. SMID Cap Fund may be subject to the additional risks associated with investment in companies with small capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established. The increased risk involved with investing in SMID cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity. If the U.S. SMID Cap Fund is heavily invested in these securities, the NAV of the U.S. SMID Cap Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the U.S. SMID Cap Fund, or the U.S. SMID Cap Fund may not perform as well as other possible investments. The U.S. SMID Cap Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the U.S. SMID Cap Fund.

Who should buy this Fund

The U.S. SMID Cap Fund is most appropriate for investors who understand the risks of investing in domestic smaller capitalization stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.satuitfunds.com or by calling the Fund, toll free, at 1-866-972-8848.

During the years shown in the bar chart, the highest return for a calendar quarter was 7.87% (quarter ended March 2014) and the lowest return for a calendar quarter was -4.20% (quarter ended September 2014).

The performance table shows how the Fund’s average annual returns compare to that of its benchmark, Russell 2000 Index.
Average Annual Total Returns SATUIT CAPITAL U.S. SMID CAP FUND	1 Year	Since Inception
SATUIT CAPITAL U.S. SMID CAP FUND	10.60%	26.84%
SATUIT CAPITAL U.S. SMID CAP FUND After Taxes on Distributions	10.60%	25.70%
SATUIT CAPITAL U.S. SMID CAP FUND After Taxes on Distributions and Sales	6.00%	20.29%
Russell 2000 Index	4.89%	15.92%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.